Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Summary of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Organization, Ownership and Business

Novopelle Diamond, LLC is a limited liability company incorporated in the State of Texas on January 31, 2018. The Company began operations in June 2018 as a medical spa. The Company owns and operates a Novopelle branded medical spa facility located in McKinney, TX and has been granted an exclusive license with Novo MedSpa Addison Corporation to establish additional Novopelle branded facilities across the United States and abroad.

Novopelle is a Texas based physician-supervised medical spa & wellness clinic. Novopelle initially started its operations offering only laser hair removal services and has since evolved to offer a full menu of wellness services including anti-aging, weight loss, and skin rejuvenation treatments.

Management’s Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses. Actual results could differ from these estimates.

Cash and Equivalents

The Company considers cash and equivalents to include cash on hand and certificates of deposits with banks with an original maturity of three months or less, that The Company intends to convert.

Accounts Receivable

Accounts receivable consist primarily of trade receivables, net of a valuation allowance for doubtful accounts.

Allowance for Doubtful Accounts

The Company extends credit to customers and other parties in the normal course of business. The Company regularly reviews outstanding receivables and provides for estimated losses through an allowance for doubtful accounts. In evaluating the level of established reserves, The Company makes judgments regarding its customers’ ability to make required payments, economic events and other factors. As the financial condition of these parties change, circumstances develop or additional information becomes available, adjustments to the allowance for doubtful accounts may be required. When the Company determines that a customer may not be able to make required payments, the Company increases the allowance through a charge to income in the period in which that determination is made.

Inventories

Inventories are valued at the lower-of-cost or market on a first-in, first-out basis and includes the cost of the inventories and freight. The Company assesses the reliability of its inventories based upon specific usage and future utility. A charge to income is taken when factors that would result in a need for a reduction in the valuation, such as excess or obsolete inventory, are noted.

Investment Securities

The Company accounts for its investments in accordance with ASC 320-10, “Investments in Debt and Equity Securities.” Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determination at each balance sheet date. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Debt securities for which the Company does not have the intent or ability to hold to maturity and equity securities not classified as trading securities are classified as available-for-sale. The cost of investments sold is determined on the specific identification or the first-in, first-out method. Trading securities are reported at fair value with unrealized gains and losses recognized in earnings, and available-for-sale securities are also reported at fair value but unrealized gains and losses are included in stockholders’ equity. Management determines fair value of its investments based on quoted market prices at each balance sheet date.

Property, Plant, Equipment, Depreciation, Amortization and Long-Lived Assets

Long-lived assets include:

Property, Plant and Equipment – Assets acquired in the normal course of business are recorded at original cost and may be adjusted for any additional significant improvements after purchase. We depreciate the cost evenly over the assets’ estimated useful lives. Upon retirement or sale, the cost of the assets disposed of and the related accumulated depreciation are removed from the accounts, with any resultant gain or loss being recognized as a component of other income or expense.

Identifiable intangible assets – These assets are recorded at acquisition cost. Intangible assets with finite lives are amortized evenly over their estimated useful lives.

At least annually, we review all long-lived assets for impairment. When necessary, we record changes for impairments of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets.

If the carrying amount of a reporting unit exceeds its fair value, we measure the possible goodwill impairment based upon an allocation of the estimate of fair value of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including any previously unrecognized intangible assets (Step Two Analysis). The excess of the fair value of a reporting unit over the amounts assigned to its assets and liabilities (“carrying amount”) is the implied fair value of goodwill.

Revenue Recognition

The Company recognizes revenue in according with Accounting Standards Codification (ASC) Topic 606. The underlying principle is that the Company recognize revenue to depict the transfer of promised goods and services to customers in an amount that they expect to be entitled to in the exchange for goods and services provided. A five-step process has been designed for the individual or pools of contracts to keep financial statements focused on this principle.

Going Concern

The financial statements have been prepared on a going concern basis, which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company incurred a loss from the period from January 31, 2018 (inception) to December 31, 2018, and the three month period ended March 31, 2019 . The Company’s ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management plans to obtain the necessary financing to meet its obligations during 2019. These financials do not include any adjustments relating to the recoverability and reclassification of recorded asset amounts, or amounts and classifications of liabilities that might result from this uncertainty.

New Accounting Pronouncements

In May 2014, FASB issued a new accounting pronouncement regarding revenue recognition effective for reporting periods beginning after December 15, 2018. As permitted by the ASC the Company adopted this standard effective January 1, 2018.